INCOME TAXES (Details) (USD $)	12 Months Ended																1 Months Ended		12 Months Ended						1 Months Ended	12 Months Ended														1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012 CDTC	Dec. 31, 2011 CDTC	Dec. 31, 2010 CDTC	Dec. 31, 2009 CDTC	Dec. 31, 2008 CDTC	Dec. 31, 2012 Shenzhen HDTV	Dec. 31, 2011 Shenzhen HDTV	Dec. 31, 2010 Shenzhen HDTV	Dec. 31, 2009 Shenzhen HDTV	Dec. 31, 2008 Shenzhen HDTV	Dec. 31, 2012 DMG	Dec. 31, 2011 DMG	Dec. 31, 2010 DMG	Dec. 31, 2009 DMG	Dec. 31, 2008 DMG	Oct. 31, 2011 VisionChina Media Group	Nov. 30, 2008 VisionChina Media Group	Dec. 31, 2013 VisionChina Media Group	Dec. 31, 2012 VisionChina Media Group	Dec. 31, 2011 VisionChina Media Group	Dec. 31, 2010 VisionChina Media Group	Dec. 31, 2009 VisionChina Media Group	Dec. 31, 2008 VisionChina Media Group	Dec. 31, 2010 Eastlong Technology	Dec. 31, 2013 Eastlong Technology	Dec. 31, 2012 Eastlong Technology	Dec. 31, 2011 Eastlong Technology	Dec. 31, 2010 Eastlong Technology	Dec. 31, 2013 Xian Huachangshi	Dec. 31, 2013 Shenzhen Huadingshi Digital Technology Co., Ltd.	Dec. 31, 2013 Luzhou Huashi	Dec. 31, 2012 Luzhou Huashi	Dec. 31, 2011 Luzhou Huashi	Dec. 31, 2010 Luzhou Huashi	Dec. 31, 2013 Jiangxi Huashi	Dec. 31, 2012 Jiangxi Huashi	Dec. 31, 2011 Jiangxi Huashi	Dec. 31, 2013 Hong Kong	Jan. 31, 2008 PRC	Dec. 31, 2013 PRC
INCOME TAXES
Statutory income tax rate (as a percent)	25.00%																									25.00%				25.00%	25.00%								16.50%	25.00%
Lower rate applicable and transition to new rate period																																									5 years
Preferential tax rate during the transition period (as a percent)		25.00%	24.00%	22.00%	20.00%	18.00%	25.00%	24.00%	22.00%	20.00%	18.00%	25.00%	24.00%	22.00%	20.00%	18.00%
Period for which preferential tax rate is applicable as a state-encouraged high-new technology enterprise																	3 years	3 years							3 years
Preferential tax rate as a state-encouraged high-new technology enterprise (as a percent)																			15.00%	15.00%	15.00%	15.00%	15.00%	15.00%			15.00%	15.00%	15.00%
Preferential tax rate upon the entity being recognized as a local government encouraged enterprise (as a percent)																																15.00%	7.50%	7.50%	7.50%
Percentage of revenues considered taxable as per deemed-profit-rate method																																				16.00%	16.00%	16.00%
Additional amount payable if deemed-profit-rate method is not allowed																																				$ 140,000	$ 397,000	$ 630,000